UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04443

Investment Company Act File Number

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Municipal Income Fund (formerly, Eaton Vance AMT-Free Limited Maturity Municipal Income Fund)

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

Eaton Vance National Limited Maturity Municipal Income Fund

Eaton Vance New York Limited Maturity Municipal Income Fund

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

Eaton Vance

Floating-Rate Municipal Income Fund

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.6%
Idaho Board Bank Authority, 5.00%, 9/15/22	$1,000	$1,126,150

		$1,126,150

Education — 8.8%
Delaware County, PA, (Villanova University), 5.00%, 12/1/20	$500	$575,465
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 0.46% to 11/16/16 (Put Date), 11/15/29(1)	2,000	2,000,800
University of Cincinnati, OH, 4.00%, 6/1/25	395	410,357
University of Cincinnati, OH, 4.00%, 6/1/26	170	175,061
University of Houston, TX, 5.00%, 2/15/21	1,000	1,142,590
University of Pittsburgh, PA, 5.25%, 9/15/23	1,000	1,182,080
Vermont Educational and Health Buildings Financing Agency Revenue, (St Michael’s College), 5.00%, 10/1/25	500	539,945

		$6,026,298

Electric Utilities — 6.7%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$328,365
California Department of Water Resource Power Supply, 5.00%, 5/1/22	670	760,751
Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24	1,000	1,091,010
Maricopa County, AZ, Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	500	519,720
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	270	245,765
Puerto Rico Electric Power Authority, 5.00%, 7/1/23	500	478,730
Seattle, WA, Municipal Light and Power Revenue, 5.25%, 4/1/20	1,000	1,173,980

		$4,598,321

Escrowed/Prerefunded — 1.4%
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	$800	$937,112

		$937,112

General Obligations — 17.5%
Birmingham, MI, Public School District, 4.00%, 5/1/24	$1,250	$1,340,738
Bonneville and Bingham Counties, ID, Joint School District No. 93, 5.00%, 9/15/29	750	831,675
Kentwood, MI, Public Schools, 4.00%, 5/1/21	40	43,930
Kentwood, MI, Public Schools, 4.00%, 5/1/23	225	243,387
Kootenai County, ID, School District No. 271 Coeur d’Alene, 4.00%, 9/15/25	405	430,389
Maryland State and Local Facilities, 4.00%, 3/1/26	1,500	1,589,085
Massachusetts, 0.734%, 11/1/25(1)	1,500	1,445,220
Pasadena, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/28	1,500	1,653,510
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/17	30	32,137
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/18	30	32,203
San Bernardino, CA, Community College District, 4.00%, 8/1/27	1,000	993,580
Scarborough, ME, 5.00%, 11/1/26	1,000	1,126,700
Virginia, 5.00%, 6/1/28	1,500	1,693,395
Wilmington, DE, 5.00%, 12/1/25	500	559,515

		$12,015,464

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 10.4%
California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$630	$675,600
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	1,000	1,136,000
Fairfax County, VA, Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 5/15/25	1,000	1,084,330
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/20	1,000	1,086,070
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	295,636
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	1,365	1,444,798
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	445	450,954
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	625	539,931
Washington Township, CA, Health Care District Revenue, 5.125%, 7/1/17	200	222,572
Washington Township, CA, Health Care District Revenue, 5.25%, 7/1/18	175	198,142

		$7,134,033

Industrial Development Revenue — 0.5%
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	$335	$334,568

		$334,568

Insured-Education — 4.5%
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/22	$1,000	$1,211,480
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,000	761,010
Texas University Systems Financing Revenue, (AGM), 5.00%, 3/15/21	1,000	1,095,180

		$3,067,670

Insured-Electric Utilities — 3.0%
Northern Municipal Power Agency, MN, (AGC), 5.00%, 1/1/21	$1,000	$1,118,180
South Carolina Public Service Authority, (AGM), 5.00%, 1/1/20	850	947,291

		$2,065,471

Insured-Escrowed/Prerefunded — 1.7%
Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	$1,000	$1,153,630

		$1,153,630

Insured-General Obligations — 2.4%
New York, NY, (AGM), 5.00%, 4/1/22	$500	$539,525
Philadelphia, PA, (AGC), 5.50%, 7/15/16	1,000	1,123,560

		$1,663,085

Insured-Special Tax Revenue — 4.6%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$2,000	$1,394,300
Mesa, AZ, Street and Highway Revenue, (AGM), 5.00%, 7/1/20	700	815,052
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	1,000	977,460

		$3,186,812

Insured-Transportation — 2.3%
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,000	$1,131,860
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	420	479,186

		$1,611,046

2

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 3.7%
Bossier City, LA, Utilities Revenue, (BHAC), 5.00%, 10/1/21	$1,000	$1,129,470
Portland, OR, Sewer System Revenue, (AGM), 5.00%, 6/15/23	1,000	1,137,320
Tallahassee, FL, Consolidated Utility System, (FGIC), (NPFG), 5.50%, 10/1/19	250	298,625

		$2,565,415

Lease Revenue/Certificates of Participation — 1.9%
Charleston, SC, Educational Excellence Financing Corp., (Charleston County School District), 4.00%, 12/1/28	$685	$683,418
Virginia Public Building Authority, Public Facilities Revenue, 5.25%, 8/1/20	530	612,081

		$1,295,499

Other Revenue — 2.5%
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/19	$500	$584,845
New York, NY, Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,115,800

		$1,700,645

Senior Living/Life Care — 1.6%
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	$225	$231,914
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	286,336
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(2)	590	294,888
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	250	262,450

		$1,075,588

Special Tax Revenue — 3.7%
Baldwin County, AL, Board of Education, 5.00%, 6/1/22	$500	$577,790
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	60	60,689
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	80	79,574
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(3)	35	0
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	25	20,340
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	60	25,702
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	40	38,550
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% to 11/1/13), 5/1/18	45	21,389
North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	100	100,331
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	100	99,288
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.00%, 7/1/26	1,265	1,476,369
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(3)	20	5,696
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10(3)	100	64,457

		$2,570,175

3

Security	Principal Amount (000’s omitted)	Value
Student Loan — 4.0%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$1,000	$1,069,300
New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	1,500	1,645,275

		$2,714,575

Transportation — 12.1%
Charlotte, NC, Airport Revenue, 5.00%, 7/1/21	$1,000	$1,149,430
Maryland Transportation Authority, 5.00%, 7/1/20	1,000	1,153,380
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	500	578,880
Massachusetts Port Authority, 5.00%, 7/1/26	500	563,285
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	1,250	1,464,700
Phoenix, AZ, Civic Improvements Corp., 5.00%, 7/1/21	1,000	1,127,010
Port Authority of New York and New Jersey, 5.00%, 7/15/23	1,000	1,127,660
Texas Transportation Commission, State Highway Fund, First Tier, 5.00%, 4/1/21	1,000	1,133,300

		$8,297,645

Water and Sewer — 3.2%
Detroit, MI, Water and Sewerage Department Sewage Disposal System Revenue, 5.25%, 7/1/27	$200	$200,426
Fairfax County, VA, Water Authority, 5.25%, 4/1/23	1,000	1,231,450
New York, NY, Municipal Water Finance Authority, 5.00%, 6/15/21	670	765,743

		$2,197,619

Total Tax-Exempt Investments — 98.1% (identified cost $63,634,054)		$67,336,821

Other Assets, Less Liabilities — 1.9%		$1,299,910

Net Assets — 100.0%		$68,636,731

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At June 30, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	12.4%
Others, representing less than 10% individually	85.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2013, 22.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 7.0% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2013.

(2)	Security is in default and making only partial interest payments.

(3)	Defaulted matured bond.

4

A summary of open financial instruments at June 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	75 U.S. 10-Year Treasury Note	Short	$(9,779,160)	$(9,492,188)	$286,972
9/13	8 U.S. Long Treasury Bond	Short	(1,125,110)	(1,086,750)	38,360

					$325,332

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $325,332.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$63,508,449

Gross unrealized appreciation	$4,848,642
Gross unrealized depreciation	(1,020,270)

Net unrealized appreciation	$3,828,372

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$67,336,821	$—	$67,336,821
Total Investments	$—	$67,336,821	$—	$67,336,821
Futures Contracts	$325,332	$—	$—	$325,332
Total	$325,332	$67,336,821	$—	$67,662,153

The Fund held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective August 19, 2013, the name of the Fund was changed from Eaton Vance AMT-Free Limited Maturity Municipal Income Fund to Eaton Vance Floating-Rate Municipal Income Fund.

5

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.7%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,000	$1,208,010
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,000	1,168,070

		$2,376,080

Education — 15.1%
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy & Allied Health Sciences), 5.00%, 7/1/23	$150	$173,667
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 10/1/27	500	550,330
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	270	282,798
Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,000	1,144,400
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,055	1,185,957
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,000	1,168,920
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,645	2,071,137
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/24	500	564,755
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	100	116,437
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	200	232,344
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	150	173,355
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	750	826,463
University of Massachusetts Building Authority, 5.00%, 5/1/20	1,000	1,160,630

		$9,651,193

Electric Utilities — 3.0%
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	$2,000	$1,941,960

		$1,941,960

Escrowed/Prerefunded — 9.4%
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75% to 5/1/19 (Put Date), 12/1/42	$1,000	$1,171,390
Massachusetts State Federal Highway Grant Anticipation Notes, Escrowed to Maturity, 0.00%, 6/15/15	2,000	1,969,920
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20(1)	2,100	2,387,049
Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	470	495,718

		$6,024,077

General Obligations — 25.9%
Andover, 4.00%, 1/15/23	$1,025	$1,151,792
Brookline, 4.00%, 5/15/22	1,195	1,346,657
Burlington, 5.00%, 2/1/15	500	535,785
Burlington, 5.00%, 2/1/16	500	553,320
Cambridge, 5.00%, 1/1/23	850	1,009,095
Commonwealth of Massachusetts, 4.00%, 10/1/28	815	830,477

1

Security	Principal Amount (000’s omitted)	Value
Duxbury, 4.00%, 9/1/22	$1,000	$1,119,650
Gloucester, 4.00%, 3/15/22	640	706,080
Manchester Essex Regional School District, 5.00%, 1/15/20	1,000	1,131,840
Medfield, 4.00%, 3/15/22	625	695,181
Melrose, 2.00%, 11/1/22	315	290,222
Melrose, 3.00%, 11/1/20	380	397,773
Southborough, 3.00%, 6/1/21	1,060	1,119,922
Wellesley, 5.00%, 6/1/16	1,100	1,233,804
Wellesley, 5.00%, 6/1/17	1,150	1,324,386
Westwood, 3.00%, 6/1/21	1,320	1,375,084
Weymouth, 4.00%, 9/15/23	660	724,106
Wilmington, 4.00%, 3/15/28	1,000	1,019,140

		$16,564,314

Hospital — 8.9%
Massachusetts Development Finance Agency, (Berkshire Health System), 5.00%, 10/1/24	$250	$269,195
Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22	500	556,280
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	500	529,230
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,000	1,107,000
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	545	549,169
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	719,500
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	750	843,345
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,000	1,114,460

		$5,688,179

Industrial Development Revenue — 1.5%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	$500	$464,550
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	500	501,705

		$966,255

Insured-Education — 1.6%
University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	$1,000	$1,017,130

		$1,017,130

Insured-Escrowed/Prerefunded — 1.2%
Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	$635	$758,374

		$758,374

Insured-General Obligations — 5.6%
Boston, (NPFG), 0.125%, 3/1/22	$3,105	$2,394,452
Massachusetts, (NPFG), 5.25%, 8/1/22	1,000	1,216,940

		$3,611,392

Insured-Hospital — 2.6%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$500	$553,765
Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,000	1,114,220

		$1,667,985

2

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 4.0%
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	$1,600	$1,961,952
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	500	571,680

		$2,533,632

Insured-Transportation — 0.8%
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$710	$531,165

		$531,165

Insured-Water and Sewer — 1.9%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,000	$1,237,110

		$1,237,110

Other Revenue — 2.7%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,000	$1,115,930
Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	500	584,015

		$1,699,945

Senior Living/Life Care — 1.7%
Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$400	$400,572
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	286,336
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17(2)	115	115,036
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(2)	120	120,080
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	180	183,290

		$1,105,314

Special Tax Revenue — 5.0%
Massachusetts, Special Obligation, 5.00%, 6/1/14	$500	$522,015
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,280	1,522,829
Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,000	1,132,010

		$3,176,854

Transportation — 2.7%
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$500	$578,880
Massachusetts Port Authority, 5.00%, 7/1/26	1,000	1,126,570

		$1,705,450

Water and Sewer — 0.7%
Boston Water and Sewer Commission, 4.00%, 11/1/25	$450	$480,978

		$480,978

Total Tax-Exempt Investments — 98.0% (identified cost $59,492,639)		$62,737,387

Other Assets, Less Liabilities — 2.0%		$1,255,613

Net Assets — 100.0%		$63,993,000

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2013, 18.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 9.3% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

A summary of open financial instruments at June 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	5 U.S. 10-Year Treasury Note	Short	$(651,944)	$(632,812)	$19,132
9/13	8 U.S. Long Treasury Bond	Short	(1,125,110)	(1,086,750)	38,360

					$57,492

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $57,492.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,465,388

Gross unrealized appreciation	$4,046,168
Gross unrealized depreciation	(774,169)

Net unrealized appreciation	$3,271,999

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$62,737,387	$—	$62,737,387
Total Investments	$—	$62,737,387	$—	$62,737,387
Futures Contracts	$57,492	$—	$—	$57,492
Total	$57,492	$62,737,387	$—	$62,794,879

The Fund held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

National Limited Maturity Municipal Income Fund

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.3%
Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$160	$152,136
Idaho Board Bank Authority, 5.00%, 9/15/21	1,120	1,278,984
Kansas Development Finance Authority, (Revolving Funds-Department of Health and Environment), 5.00%, 3/1/22	9,215	10,629,318
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,504,210
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/22	2,000	2,388,100
Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	1,595	1,652,308
Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	555	569,724
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	338,957
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,073,850
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,000	6,119,200

		$28,706,787

Cogeneration — 0.0%(1)
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$275	$272,498

		$272,498

Education — 4.9%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$500	$551,365
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	543,190
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18(2)	250	69,962
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	315	324,195
Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	2,555	2,919,522
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	4,500	5,049,675
Ohio Higher Educational Facility Commission, (John Carroll University), 5.00%, 11/15/13	500	507,965
Ohio State University, General Receipts, 5.00%, 12/1/23	225	258,289
Rutgers State University, Series F, 5.00%, 5/1/23	1,000	1,145,420
University of California, 5.00%, 5/15/21	500	566,745
University of Cincinnati, OH, 4.00%, 6/1/25	4,340	4,508,739
University of Cincinnati, OH, 4.00%, 6/1/26	1,880	1,935,968
University of Delaware, 5.00%, 11/1/22	1,200	1,442,952
University of Illinois, 0.00%, 4/1/15	1,700	1,664,844
University of Illinois, 0.00%, 4/1/16	1,000	956,740
University of New Mexico, 5.00%, 6/1/26	1,000	1,124,480
University of Texas, 5.25%, 7/1/26	5,245	6,325,889
Vermont Educational and Health Buildings Financing Agency Revenue, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,371,072
Vermont Educational and Health Buildings Financing Agency Revenue, (St. Michael’s College), 5.00%, 10/1/24	675	737,269
Vermont Educational and Health Buildings Financing Agency Revenue, (St. Michael’s College), 5.00%, 10/1/26	575	616,791

		$32,621,072

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 6.8%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,769,542
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,400	2,317,872
California Department of Water Resource Power Supply, 5.00%, 5/1/22	6,705	7,613,192
Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,213,600
Michigan Strategic Fund Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,000	3,546,420
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,357,900
Navajo County, AZ, Pollution Control Corp., 5.50% to 6/1/14 (Put Date), 6/1/34	3,500	3,657,605
Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,500	3,862,110
New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,500	2,588,900
Ohio Air Quality Development Authority, (First Energy), 5.625%, 6/1/18	700	786,254
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,443,994
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	500	485,490
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	8,500	9,276,390

		$45,919,269

Escrowed/Prerefunded — 4.3%
California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	$225	$232,387
Fairfax County, VA, Water Authority, Prerefunded to 4/1/17, 5.00%, 4/1/18	695	795,643
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	3,200	3,748,448
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,000	3,410,070
New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	350	368,802
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), Prerefunded to 6/1/19, 7.125%, 12/1/23	2,750	3,578,932
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,195	1,328,350
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	25	29,541
Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	3,625	3,972,130
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), Prerefunded to 10/1/17, 5.00%, 10/1/19	10,000	11,559,200

		$29,023,503

General Obligations — 18.1%
Austin, TX, 4.00%, 9/1/28	$3,000	$3,075,660
Bergen County, NJ, Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	1,100	1,340,119
Bonneville and Bingham Counties, ID, Joint School District No. 93, 5.00%, 9/15/25	630	723,190
Bonneville and Bingham Counties, ID, Joint School District No. 93, 5.00%, 9/15/27	1,145	1,292,281
Canyon County, MD, School District No. 139 Vallivue, 5.00%, 9/15/23	1,005	1,181,950
Canyon County, MD, School District No. 139 Vallivue, 5.00%, 9/15/24	1,730	2,008,876
Chemeketa, OR, Community College District, 5.50%, 6/15/22	1,000	1,158,230
Denver City and County, CO, School District No. 1, 4.00%, 12/1/26	3,670	3,816,874
Franklin Township, NJ, School District, 5.00%, 8/15/22	1,000	1,205,460
Gwinnett County, GA, School District, 5.00%, 2/1/26	2,220	2,641,955
Gwinnett County, GA, School District, 5.00%, 2/1/29	5,400	6,199,524
Hamilton, OH, School District, 6.15%, 12/1/15	500	565,100
Howell, MI, Public Schools, 4.00%, 5/1/19	500	551,980
Howell, MI, Public Schools, 4.00%, 5/1/20	300	331,047
Howell, MI, Public Schools, 4.00%, 5/1/21	1,275	1,396,482

Security	Principal Amount (000’s omitted)	Value
Howell, MI, Public Schools, 4.50%, 5/1/27	$2,340	$2,473,357
Howell, MI, Public Schools, 5.00%, 5/1/22	1,100	1,277,155
Kentwood, MI, Public Schools, 4.00%, 5/1/21	615	675,424
Kentwood, MI, Public Schools, 4.00%, 5/1/23	2,475	2,677,257
Kootenai County, ID, School District No. 271 Coeur d’Alene, 4.00%, 9/15/24	1,185	1,278,212
Madison, AL, 4.00%, 4/1/24	850	886,992
Madison, AL, 4.00%, 4/1/25	1,150	1,190,653
Madison, AL, 4.00%, 4/1/26	1,270	1,309,332
Maryland State and Local Facilities, 5.00%, 8/1/18	10,000	11,444,200
Michigan, 6.00%, 11/1/22	2,985	3,563,702
New York, 4.00%, 3/1/23	5,675	6,318,261
North Carolina, 5.00%, 5/1/22	10,000	12,131,300
Oregon, (Oregon University System), 5.00%, 8/1/24	2,960	3,482,262
Oregon, (Oregon University System), 5.00%, 8/1/26	1,500	1,725,330
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,387,525
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/17	305	326,728
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/18	310	332,760
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/23	15,320	11,219,602
Scarborough, ME, 4.00%, 11/1/24	720	773,518
Scarborough, ME, 5.00%, 11/1/25	1,045	1,191,331
Virginia, 4.00%, 6/1/26	15,000	16,107,900
Wake County, NC, 5.00%, 3/1/24	10,000	12,111,800

		$121,373,329

Health Care-Miscellaneous — 0.2%
Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,000	$1,031,820
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	109	109,537

		$1,141,357

Hospital — 6.6%
California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$4,420	$4,739,920
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	573,725
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	568,000
Dauphin County, PA, General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	6,000	6,852,120
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,018,930
Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,500	2,500,950
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/16	1,205	1,354,324
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.125%, 11/15/20	1,860	2,035,305
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.125%, 11/15/22	2,835	3,092,503
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	2,760	2,967,110
Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,000	1,085,880
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,751,327
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,250	1,393,075
Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,000	1,002,140
Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,750	1,753,605
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,115,600
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	1,605	1,711,363
Norfolk, VA, Economic Development Authority, 5.00%, 11/1/27	2,500	2,619,275
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	955	1,030,216
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,087,137

Security	Principal Amount (000’s omitted)	Value
University of Kansas Hospital Authority, 5.00%, 9/1/16	$1,000	$1,120,000
Washington Township, CA, Health Care District Revenue, 5.50%, 7/1/19	250	288,288
Washington Township, CA, Health Care District Revenue, 5.75%, 7/1/24	1,750	1,912,137

		$44,572,930

Housing — 0.1%
New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 5.10%, 10/1/23	$245	$255,148
Sandoval County, NM, MFMR, 6.00%, 5/1/32(3)	595	545,383
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	95	53,177

		$853,708

Industrial Development Revenue — 4.5%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$6,600	$6,703,422
Cleveland, OH, Airport Special Revenue, (Continental Airlines, Inc.), (AMT), 5.70%, 12/1/19	1,000	997,670
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	2,415	2,445,961
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	500	501,705
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	1,000	1,011,230
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,395	685,991
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	1,926,939
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	9,990	11,030,858
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	1,665	1,662,852
Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,325	3,504,151

		$30,470,779

Insured-Education — 1.8%
California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$375	$362,351
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	500	587,585
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,000	1,087,260
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,261,703
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	6,054,443
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,815	1,381,233

		$11,734,575

Insured-Electric Utilities — 1.0%
California Pollution Control Financing Authority, (San Diego Gas and Electric), (NPFG), 5.90%, 6/1/14	$600	$630,030
Cape May County, NJ, Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (NPFG), 6.80%, 3/1/21	560	702,061
Illinois Municipal Electric Agency Power Supply, (FGIC), (NPFG), 5.25%, 2/1/16	3,000	3,319,980
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	556,455
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	615	599,736
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	1,043,190

		$6,851,452

Insured-Escrowed/Prerefunded — 1.3%
Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$425	$443,657
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,000	5,320,650
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	350	391,584

Security	Principal Amount (000’s omitted)	Value
Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	$2,425	$2,797,553

		$8,953,444

Insured-General Obligations — 8.9%
Boston, MA, (NPFG), 0.125%, 3/1/22	$8,000	$6,169,280
Cincinnati, OH, School District, (FGIC), (NPFG), 5.25%, 12/1/30	4,500	5,241,060
Clearview, NJ, Regional High School District, (FGIC), (NPFG), 5.375%, 8/1/15	245	254,320
Freehold, NJ, Regional High School District, (FGIC), (NPFG), 5.00%, 3/1/18	250	288,165
Hilliard, OH, School District, (FGIC), (NPFG), 0.00%, 12/1/14	1,000	992,390
Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	970	1,158,403
Jackson Township, NJ, Board of Education of Ocean County, (NPFG), 5.25%, 6/15/23(5)	6,000	7,180,200
Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/21	1,055	1,276,117
Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/22	625	756,425
Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	10,000	10,620,200
New Jersey, (AMBAC), 5.25%, 7/15/19	1,120	1,329,406
New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,105	5,592,477
Philadelphia, PA, (AGC), 5.25%, 7/15/15	3,225	3,446,880
San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,208,420
Springfield, OH, City School District, (AMBAC), 4.30%, 12/1/14	1,000	1,002,040
St. Louis, MO, Board of Education, (AGM), 0.00%, 4/1/16	1,000	970,260
Washington, (AMBAC), 0.00%, 12/1/22	10,000	7,523,700
West Virginia, (FGIC), (NPFG), 0.00%, 11/1/21	4,275	3,407,645

		$59,417,388

Insured-Hospital — 1.3%
Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/14	$500	$512,755
Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/19	3,405	3,830,591
Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/20	3,745	4,213,088

		$8,556,434

Insured-Lease Revenue/Certificates of Participation — 1.0%
California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	$215	$219,468
Hudson County, NJ, (NPFG), 6.25%, 6/1/15	1,000	1,087,480
Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	5,000	5,392,950

		$6,699,898

Insured-Other Revenue — 0.0%(1)
Cleveland, OH, Parking Facilities, (AGM), 5.25%, 9/15/20	$160	$193,200

		$193,200

Insured-Special Tax Revenue — 5.4%
Arlington, TX, (Dallas Cowboys), (NPFG), 5.00%, 8/15/34	$875	$879,935
Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	5,000	5,944,400
Garden State Preservation Trust, NJ, Open Space and Farmland, (AGM), 5.25%, 11/1/20	10,000	12,093,200
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	4,880,050
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	6,131,100
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	4,920	5,625,331
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	250	257,340
San Mateo County, CA, Transportation District, (NPFG), 5.25%, 6/1/17	500	572,670

		$36,384,026

Security	Principal Amount (000’s omitted)	Value
Insured-Student Loan — 0.5%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,835	$3,062,084

		$3,062,084

Insured-Transportation — 4.2%
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,045	$1,182,794
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,000	1,093,850
Miami-Dade County, FL, Aviation, (NPFG), (AMT), 5.25%, 10/1/15	8,125	8,876,806
New Jersey Transportation Trust Fund Authority, (AGC), (AMBAC), 0.00%, 12/15/24	10,000	6,032,200
New Jersey Transportation Trust Fund Authority, (FGIC), (NPFG), 5.50%, 12/15/20	5,000	6,021,950
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,186,557
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/18	1,750	2,040,552
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	731,872
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	776,365

		$27,942,946

Insured-Water and Sewer — 0.9%
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	$3,125	$3,542,719
North Hudson, NJ, Sewer Authority, (NPFG), 5.125%, 8/1/22	1,000	1,202,820
Passaic Valley, NJ, Water Commission, (AGM), 5.00%, 12/15/17	1,020	1,170,174

		$5,915,713

Lease Revenue/Certificates of Participation — 2.7%
California Public Works, (University of California), 5.25%, 6/1/20	$500	$597,570
Charleston, SC, Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/20	5,265	5,859,260
Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/20	2,240	2,451,994
Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/22	1,945	2,115,635
New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	4,385	5,156,979
Newberry, SC, Investing In Children’s Education, (Newberry County School District), 5.25%, 12/1/24	1,755	1,872,603

		$18,054,041

Other Revenue — 1.9%
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	$1,220	$974,768
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(3)	4,500	3,674,790
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	510	478,732
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	295,767
Seminole Tribe, FL, 5.50%, 10/1/24(3)	1,825	1,942,859
Seminole Tribe, FL, 5.75%, 10/1/22(3)	5,250	5,657,242

		$13,024,158

Senior Living/Life Care — 1.6%
California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	$1,520	$1,559,231
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,275	1,314,181
Massachusetts Development Finance Agency, (North Hill Communities, Inc.), 3.50%, 11/15/16(6)	855	855,179
Massachusetts Development Finance Agency, (North Hill Communities, Inc.), 4.00%, 11/15/17(6)	1,500	1,500,465
Massachusetts Development Finance Agency, (North Hill Communities, Inc.), 4.50%, 11/15/18(6)	1,540	1,541,032
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	420	427,678
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	310	332,658

Security	Principal Amount (000’s omitted)	Value
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(7)	$495	$247,406
St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	460	460,437
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,246,572

		$10,484,839

Special Tax Revenue — 2.8%
Baldwin County, AL, Board of Education, 5.00%, 6/1/22	$1,360	$1,571,589
Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	136	107,456
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	160	161,837
Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	2,000	1,309,920
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	270	268,564
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,000	1,189,710
Michigan Trunk Line, 5.00%, 11/15/22	345	400,921
Michigan Trunk Line, 5.00%, 11/15/23	600	689,886
Michigan Trunk Line, 5.00%, 11/15/24	1,100	1,253,186
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,234,618
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,200,940
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,635,963
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(4)	280	0
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	155	126,105
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	395	169,202
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	240	231,298
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/13), 5/1/18	310	147,349
North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	565	566,870
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	1,015	1,007,773
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/22	350	368,312
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/23	310	323,463
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/24	360	367,718
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(4)	275	78,320
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10(4)	300	193,371
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25(6)	2,815	3,065,929

		$18,670,300

Student Loan — 0.2%
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	$1,000	$1,101,990

		$1,101,990

Transportation — 14.1%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/22	$500	$578,015
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,000	3,431,220
Greater Orlando, FL, Aviation Authority, (AMT), 5.00%, 10/1/21	4,750	5,400,132
Hawaii Airports System, 5.25%, 7/1/28	3,650	4,012,993
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	567,070
Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop LLC), 5.25%, 9/1/15	2,500	2,516,700
Maryland Transportation Authority, 5.00%, 3/1/18	10,000	11,282,100
Metropolitan Washington, DC Airport Authority System, 5.00%, 10/1/22	5,000	5,822,700
Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,000	5,767,900
Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	7,500	8,694,075

Security	Principal Amount (000’s omitted)	Value
New Jersey State Turnpike Authority, 5.00%, 1/1/20	$1,500	$1,715,925
New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	6,000	7,015,200
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	5,858,800
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), 5.00%, 11/1/25	1,000	1,071,740
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), 5.00%, 11/1/26	890	942,848
Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,000	1,171,790
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	11,000	12,068,760
Triborough Bridge and Tunnel Authority, NY, 5.00%, 1/1/27	10,000	11,165,700
Virginia Transportation Board, 4.00%, 3/15/25	5,145	5,408,424

		$94,492,092

Water and Sewer — 1.4%
Detroit, MI, Water and Sewerage Department Sewage Disposal System Revenue, 5.25%, 7/1/27	$1,300	$1,302,769
Detroit, MI, Water Supply System Revenue, 5.00%, 7/1/21	1,610	1,615,796
Fairfax County, VA, Water Authority, 5.00%, 4/1/18	4,305	4,885,271
Gilroy, CA, Water and Sewer Revenue, 5.00%, 8/1/22	440	528,959
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,203,000

		$9,535,795

Total Tax-Exempt Investments — 100.8% (identified cost $639,423,687)		$676,029,607

Other Assets, Less Liabilities — (0.8)%		$(5,207,629)

Net Assets — 100.0%		$670,821,978

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New Jersey	11.9%
Others, representing less than 10% individually	88.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2013, 26.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 13.6% of total investments.

(1)	Amount is less than 0.05%.

(2)	Defaulted bond.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2013, the aggregate value of these securities is $11,929,811 or 1.8% of the Fund’s net assets.

(4)	Defaulted matured bond.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(6)	When-issued security.

(7)	Security is in default and making only partial interest payments.

A summary of open financial instruments at June 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	62 U.S. 10-Year Treasury Note	Short	$(8,084,105)	$(7,846,875)	$237,230
9/13	123 U.S. Long Treasury Bond	Short	(17,298,572)	(16,708,781)	589,791

					$827,021

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $827,021.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$638,969,979

Gross unrealized appreciation	$44,987,229
Gross unrealized depreciation	(7,927,601)

Net unrealized appreciation	$37,059,628

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$–	$676,029,607	$–	$676,029,607
Total Investments	$–	$676,029,607	$–	$676,029,607
Futures Contracts	$827,021	$–	$–	$827,021
Total	$827,021	$676,029,607	$–	$676,856,628

The Fund held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Limited Maturity Municipal Income Fund

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.8%
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/18	$515	$516,972
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	1,000	1,102,020

		$1,618,992

Cogeneration — 0.6%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$600	$578,076

		$578,076

Education — 7.1%
Hempstead Local Development Corp., (Hofstra University Project), 5.00%, 7/1/23	$200	$226,958
Madison County Capital Resource Corp., (Colgate University), 5.00%, 7/1/23	100	117,372
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	1,500	1,736,595
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	545,499
New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,500	1,732,755
New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	600	633,996
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	500	561,075
Oneida County Local Development Corp., (Hamilton College Project), 5.00%, 7/1/25(1)	180	206,068
Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	625	627,606

		$6,387,924

Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	$2,500	$2,427,450

		$2,427,450

Escrowed/Prerefunded — 2.8%
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,170	$1,385,163
Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,000	1,114,840

		$2,500,003

General Obligations — 11.2%
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	$1,010	$1,100,910
Ithaca, 3.00%, 2/15/22	630	639,053
Livingston County, 4.50%, 5/1/23	500	565,885
New Rochelle, 5.00%, 3/15/24	1,500	1,728,675
New York, 4.00%, 3/1/23	2,000	2,226,700
New York City, 5.00%, 8/1/24	1,600	1,821,632
Pine Bush Central School District, 4.00%, 5/15/24	300	328,077
Pittsford Central School District, 4.00%, 10/1/22	750	836,700
Pittsford Central School District, 4.00%, 12/15/25	750	811,500

		$10,059,132

Health Care-Miscellaneous — 0.1%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$100	$100,471

		$100,471

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 7.1%
Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	$820	$865,527
Nassau County Local Economic Assistance & Financing Corp., (Catholic Health Service of Long Island), 5.00%, 7/1/22	1,000	1,126,290
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	860,072
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	320	341,206
New York Health and Hospital Corp., 5.50%, 2/15/19	1,000	1,147,360
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/17	750	771,645
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.00%, 12/1/17	1,130	1,223,948

		$6,336,048

Housing — 2.1%
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,000	$1,052,820
New York Mortgage Agency, (AMT), 4.95%, 10/1/21	795	815,583

		$1,868,403

Industrial Development Revenue — 3.1%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$1,500	$1,656,285
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24	550	521,065
Westchester County Local Development Corp., (Kendal Hudson), 3.00%, 1/1/20	625	616,800

		$2,794,150

Insured-Education — 11.2%
New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,000	$1,051,790
New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	990	1,069,616
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,420	1,592,956
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,000	1,192,560
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,279,660
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,710,338
New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,000	1,167,030
New York Dormitory Authority, (Student Housing), (FGIC), (NPFG), 5.25%, 7/1/15	1,000	1,038,260

		$10,102,210

Insured-Electric Utilities — 1.8%
Long Island Power Authority, Electric Systems Revenue, (AGM), 0.00%, 6/1/15	$500	$491,430
Long Island Power Authority, Electric Systems Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	1,000	1,084,290

		$1,575,720

Insured-Escrowed/Prerefunded — 0.3%
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$250	$279,575

		$279,575

Insured-General Obligations — 1.5%
Mount Vernon School District, (AGM), 4.50%, 8/15/23	$500	$536,665
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	831,564

		$1,368,229

Insured-Hospital — 2.1%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,857,248

		$1,857,248

Insured-Lease Revenue/Certificates of Participation — 1.3%
New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison), (AGM), 5.25%, 8/15/20	$1,000	$1,141,030

		$1,141,030

2

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 7.4%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,712,172
New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	2,000	2,395,940
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,500	1,544,040

		$6,652,152

Insured-Transportation — 6.2%
Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,180,910
Metropolitan Transportation Authority, (NPFG), 5.50%, 11/15/13	1,000	1,020,060
Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,000	1,098,910
Triborough Bridge and Tunnel Authority, (NPFG), 5.50%, 11/15/18	1,920	2,292,922

		$5,592,802

Lease Revenue/Certificates of Participation — 0.6%
New York Urban Development Corp., 5.00%, 1/1/18	$500	$573,425

		$573,425

Other Revenue — 5.3%
Brooklyn Arena Local Development Corp., (Brooklyn Center), 5.75%, 7/15/16	$750	$831,082
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,115,800
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	540	612,058
New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,030	2,241,851

		$4,800,791

Senior Living/Life Care — 2.0%
Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$255	$255,219
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	800,850
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	750	721,013

		$1,777,082

Solid Waste — 2.5%
Babylon Industrial Development Agency, (Covanta Energy Corp.), 5.00%, 1/1/19	$2,000	$2,253,600

		$2,253,600

Special Tax Revenue — 7.3%
Erie County Fiscal Stability Authority, 5.00%, 3/15/22	$410	$488,589
New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	1,900	2,192,562
New York Local Government Assistance Corp., 5.25%, 4/1/16	3,000	3,275,010
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/24	500	585,350

		$6,541,511

Transportation — 6.8%
Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,000	$1,125,480
Metropolitan Transportation Authority Dedicated Tax Fund, 4.00%, 11/15/22	1,000	1,086,770
New York Bridge Authority, 5.00%, 1/1/25	530	605,657
New York Bridge Authority, 5.00%, 1/1/26	1,000	1,131,550
Port Authority of New York and New Jersey, 4.00%, 12/1/23	1,000	1,082,380
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,097,160

		$6,128,997

Water and Sewer — 4.4%
Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,169,700
New York City Municipal Water Finance Authority, 5.00%, 6/15/21(2)	2,430	2,777,247

		$3,946,947

Total Tax-Exempt Investments — 99.3% (identified cost $84,874,869)		$89,261,968

3

Miscellaneous — 0.5%

Security	Units	Value
Real Estate — 0.5%
CMS Liquidating Trust(3)(4)(5)	150	$480,000

Total Miscellaneous — 0.5% (identified cost $480,000)		$480,000

Total Investments — 99.8% (identified cost $85,354,869)		$89,741,968

Other Assets, Less Liabilities — 0.2%		$174,973

Net Assets — 100.0%		$89,916,941

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2013, 31.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.1% to 13.0% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2013, the aggregate value of these securities is $480,000 or 0.5% of the Fund’s net assets.

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

A summary of open financial instruments at June 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	6 U.S. 10-Year Treasury Note	Short	$(782,333)	$(759,375)	$22,958
9/13	10 U.S. Long Treasury Bond	Short	(1,406,388)	(1,358,438)	47,950

					$70,908

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

4

At June 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $70,908.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$85,290,262

Gross unrealized appreciation	$5,526,280
Gross unrealized depreciation	(1,074,574)

Net unrealized appreciation	$4,451,706

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$89,261,968	$—	$89,261,968
Miscellaneous	—	—	480,000	480,000
Total Investments	$—	$89,261,968	$480,000	$89,741,968
Futures Contracts	$70,908	$—	$—	$70,908
Total	$70,908	$89,261,968	$480,000	$89,812,876

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2013 is not presented.

At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Pennsylvania Limited Maturity Municipal Income Fund

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.7%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.2%
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$150	$148,635

		$148,635

Education — 14.5%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/25	$100	$112,467
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/25	420	463,873
Pennsylvania Higher Educational Facilities Authority, (Carnegie Mellon University), 5.00%, 8/1/19	1,150	1,334,621
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	1,040	1,121,484
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 9/1/27	1,000	1,106,210
Pennsylvania State University, 5.00%, 3/1/24	1,000	1,118,390
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 4.00%, 4/1/26	460	478,791
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/27	300	334,758
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/28	530	585,708
University of Pittsburgh, 5.50%, 9/15/23	750	893,700
Washington County Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,104,160

		$8,654,162

Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, 5.00%, 7/1/17	$1,000	$1,034,470

		$1,034,470

General Obligations — 12.8%
Bucks County, 4.00%, 12/1/28	$750	$772,305
Bucks County, 5.125%, 5/1/21	500	582,955
Chester County, 5.00%, 7/15/28	1,530	1,674,141
Daniel Boone Area School District, 5.00%, 8/15/19	1,000	1,138,870
Montgomery County, 4.375%, 12/1/31	400	416,184
Mount Lebanon School District, 5.00%, 2/15/28	1,780	1,980,660
Pittsburgh, 5.00%, 9/1/26	1,000	1,089,200

		$7,654,315

Hospital — 10.5%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$576,050
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	578,440
Dauphin County General Authority Health System, (Pinnacle Health System), 4.00%, 6/1/27	750	724,050

1

Security	Principal Amount (000’s omitted)	Value
Dauphin County General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	$500	$571,010
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	635	692,163
Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	200	194,774
Lycoming County Authority, (Susquehanna Health System), 5.10%, 7/1/20	750	828,412
Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	1,000	1,105,990
Philadelphia Hospitals and Higher Education Facilities Authority, 5.00%, 7/1/32	925	987,197

		$6,258,086

Housing — 3.2%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$1,335	$1,385,156
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	500	517,750

		$1,902,906

Industrial Development Revenue — 2.3%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	$500	$606,685
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 1.75% to 12/1/15 (Put Date), 12/1/33	750	750,353

		$1,357,038

Insured-Cogeneration — 2.1%
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,300	$1,280,669

		$1,280,669

Insured-Education — 5.0%
Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$1,500	$1,644,480
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AMBAC), 5.25%, 9/1/19	500	577,790
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	700	754,012

		$2,976,282

Insured-Escrowed/Prerefunded — 4.5%
Philadelphia Gas Works Revenue, (AGM), Prerefunded to 8/1/13, 5.25%, 8/1/17	$1,000	$1,004,560
Pittsburgh School District, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	18,054
Westmoreland County Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,676,503

		$2,699,117

Insured-General Obligations — 14.4%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,368,363
Cornwall Lebanon School District, (AGM), 0.00%, 3/15/16	1,020	986,758
Delaware Valley Regional Finance Authority, (AMBAC), 5.50%, 8/1/18	750	848,085
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,204,660
Philadelphia, (AGM), 5.25%, 12/15/19	750	852,150
Philadelphia School District, (AGM), 5.50%, 6/1/21	1,000	1,182,260
Pittsburgh School District, (AGM), 5.00%, 9/1/22	985	1,100,491
Pocono Mountain School District, (AGM), 5.00%, 9/1/28	1,000	1,047,670

		$8,590,437

2

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 1.4%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$301,733
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	500	522,695

		$824,428

Insured-Lease Revenue/Certificates of Participation — 1.7%
Philadelphia Authority for Industrial Development Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	$1,000	$1,033,160

		$1,033,160

Insured-Transportation — 1.9%
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	$1,000	$1,158,240

		$1,158,240

Insured-Water and Sewer — 5.7%
Allegheny County Sanitation Authority, (AGM), 5.00%, 6/1/24	$500	$556,835
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	500	542,535
Altoona City Authority, Water Revenue, (AGM), 5.25%, 11/1/19	2,000	2,315,300

		$3,414,670

Lease Revenue/Certificates of Participation — 0.9%
Commonwealth Financing Authority, 5.00%, 6/1/24	$250	$282,758
Commonwealth Financing Authority, 5.00%, 6/1/25	250	280,175

		$562,933

Other Revenue — 4.5%
Philadelphia Redevelopment Authority, (Transformation Initiative), 5.00%, 4/15/24	$750	$822,337
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/27	1,705	1,854,989

		$2,677,326

Senior Living/Life Care — 0.3%
Cliff House Trust, (AMT), 6.625%, 6/1/27(1)	$390	$203,525

		$203,525

Special Tax Revenue — 2.4%
Allegheny County Port Authority, 5.00%, 3/1/25	$555	$607,792
Pennsylvania Intergovernmental Cooperative Authority, (Philadelphia Funding Program), 5.00%, 6/15/23	750	833,715

		$1,441,507

Transportation — 7.5%
Allegheny County Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$888,275
Allegheny County Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	540,446
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/24	200	225,646
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,199,389
Pennsylvania Turnpike Commission, 5.00%, 12/1/22	500	550,660
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,084,980

		$4,489,396

Water and Sewer — 1.2%
Westmoreland County Municipal Authority, 4.00%, 8/15/25	$695	$704,035

		$704,035

3

Value
Total Tax-Exempt Investments — 98.7% (identified cost $56,690,020)	$59,065,337

Other Assets, Less Liabilities — 1.3%	$795,230

Net Assets — 100.0%	$59,860,567

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2013, 37.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 19.6% of total investments.

(1)	Security is in default and making only partial interest payments.

A summary of open financial instruments at June 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	30 U.S. 10-Year Treasury Note	Short	$(3,911,664)	$(3,796,875)	$114,789
9/13	30 U.S. Long Treasury Bond	Short	(4,219,164)	(4,075,313)	143,851

					$258,640

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $258,640.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,663,141

Gross unrealized appreciation	$3,091,044
Gross unrealized depreciation	(688,848)

Net unrealized appreciation	$2,402,196

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$59,065,337	$—	$59,065,337
Total Investments	$—	$59,065,337	$—	$59,065,337
Futures Contracts	$258,640	$–	$—	$258,640
Total	$258,640	$59,065,337	$—	$59,323,977

The Fund held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 26, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2013